CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Class A Common Stock	Class B Common Stock	Class A Preferred Units	Class A-1 Preferred Units	Preferred/Common Units	Preferred/Common Units Class A Preferred Units	Preferred/Common Units Class A-1 Preferred Units	Common Stock	Common Stock Class A Common Stock	Common Stock Class B Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjustment	Accumulated Deficit	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive Income	Noncontrolling Interests
Beginning balance, preferred (in units) at Dec. 31, 2018								5,060,000	5,007,000
Beginning balance, common (in units) at Dec. 31, 2018							54,761,000
Beginning balance, members' equity at Dec. 31, 2018							$ 86	$ 3,309	$ 3,398
Beginning balance, stockholders' equity at Dec. 31, 2018	$ (152,607)	$ 16,767											$ 3,356		$ (162,791)	$ 16,767	$ 35	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to legacy Nerdy holders prior to the reverse recapitalization	(22,439)														(22,439)
Net Loss	(22,439)
Stock-based compensation prior to/after the reverse recapitalization	1,747												1,747
Foreign currency translation attributable to legacy Nerdy holders prior to the reverse recapitalization	141																141
Foreign currency translation after the reverse recapitalization	141
Ending balance, preferred (in units) at Dec. 31, 2019								5,060,000	5,007,000
Ending balance, common (in units) at Dec. 31, 2019							54,761,000
Ending balance, members' equity at Dec. 31, 2019							$ 86	$ 3,309	$ 3,398
Ending balance, stockholders' equity at Dec. 31, 2019	(156,391)												5,103		(168,463)		176	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to legacy Nerdy holders prior to the reverse recapitalization	(24,663)														(24,663)
Net Loss	(24,663)
Stock-based compensation prior to/after the reverse recapitalization	1,730												1,730
Foreign currency translation attributable to legacy Nerdy holders prior to the reverse recapitalization	120																120
Redeemable preferred unit accretion	(219,257)														(219,257)
Foreign currency translation after the reverse recapitalization	120
Ending balance, preferred (in units) at Dec. 31, 2020					5,060,000	5,007,000		5,060,000	5,007,000
Ending balance, common (in units) at Dec. 31, 2020							54,761,000
Ending balance, members' equity at Dec. 31, 2020							$ 86	$ 3,309	$ 3,398
Ending balance, stockholders' equity at Dec. 31, 2020	(398,461)												6,833		(412,383)		296	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to legacy Nerdy holders prior to the reverse recapitalization	(23,546)														(23,546)
Net Loss	(30,679)	(7,133)													(3,779)			(3,354)
Stock-based compensation prior to/after the reverse recapitalization	53,509	1,451											50,105	$ 1,451				3,404
Foreign currency translation attributable to legacy Nerdy holders prior to the reverse recapitalization	13																13
Reverse recapitalization, net (in shares)								(5,060,000)	(5,007,000)	(54,761,000)	83,875,000	73,971,000
Reverse recapitalization, net	470,011							$ (3,309)	$ (3,398)	$ (86)	$ 8	$ 7	450,794				(152)	26,147
Foreign currency translation after the reverse recapitalization	(26)	$ (39)															(21)	(18)
Activity under stock compensation plans (in shares)			38,000	16,000
Rebalancing of controlling and noncontrolling interests													(18,963)					18,963
Ending balance, common (in shares) at Dec. 31, 2021											83,913,000	73,987,000
Ending balance, members' equity at Dec. 31, 2021											$ 8	$ 7
Ending balance, stockholders' equity at Dec. 31, 2021	$ 95,805												$ 490,220		$ (439,708)		$ 136	$ 45,142